Finance Costs - Schedule of Finance Costs (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt	$ 146	$ 103	$ 424	$ 288
Net Premium (Discount) on Redemption of Long-Term Debt (Note 18)	115	0	115	(25)
Interest Expense - Lease Liabilities	43	22	129	66
Unwinding of Discount on Decommissioning Liabilities	49	14	143	43
Other	7	6	25	19
Total Finance Costs	$ 360	$ 145	$ 836	$ 391	$ 536	$ 511	$ 627